Applicable laws and regulations - Schedule of Regulatory Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Dynamic provision	$ 145,117	$ 136,019
Regulatory reserve for individual credits	4,549	0
Regulatory reserves	$ 149,666	$ 136,019